INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax and social contribution income (expense)
Current	R$ (1,036,262)	R$ (1,537,966)	R$ (4,240,802)
Deferred	403,544	(420,773)	(759,355)
Total	R$ (632,718)	R$ (1,958,739)	R$ (5,000,157)